Accounts Receivable (Tables)	12 Months Ended
Mar. 31, 2021
Receivables [Abstract]
Schedule of Accounts Receivable
	As of March 31,	As of March 31,
	2021	2020
Accounts receivable, gross	$34,563,743	$30,036,448
Less: allowance for doubtful accounts	-	-
Accounts receivable	$34,563,743	$30,036,448